Staff expenses - Summary of staff expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Staff Expenses [Abstract]
Salaries	€ 3,751	€ 3,572	€ 3,287
Pension costs and other staff-related benefit costs	395	366	385
Social security costs	538	530	509
Share-based compensation arrangements	19	41	49
External employees	881	974	901
Education	43	64	87
Other staff costs	186	208	202
Total staff expenses	€ 5,812	€ 5,755	€ 5,420